SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7: SUBSEQUENT EVENTS

In accordance with ASC 855-10-50-1, the Company has evaluated subsequent events through March 18, 2022 which is the date that the financial statements were available to be issued.

The Company has evaluated subsequent events through the date the financial statements were available to be issued and has concluded that no such events or transactions took place that would require disclosure.